DESCRIPTION OF BUSINESS, ORGANIZATION AND BASIS OF PRESENTATION (Tables)	12 Months Ended
Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
SCHEDULE OF CONSOLIDATED ASSETS AND LIABILITIES INFORMATION OF THE GROUP'S VIE AND CONSOLIDATED REVENUES, NET LOSS AND CASH FLOW INFORMATION

The following consolidated assets and liabilities information of the Group’s VIE as of December 31, 2023 and 2024, and consolidated revenues, net loss and cash flow information for the years then ended, have been included in the accompanying consolidated financial statements:

	December 31,
	2023	2024
	RMB	RMB
Cash	106,603	139,299
Restricted cash	4,502	10,396
Accounts receivable - third parties, net	140,673	112,705
Accounts receivable - related parties, net*	50,144	49,603
Contract assets	26,107	27,752
Amounts due from related parties	117,764	8,575
Prepayments and other current assets	63,607	73,556
Total current assets	509,400	421,886
Long-term investments	54,049	54,052
Property and equipment, net	9,943	6,759
Operating lease right-of-use assets	11,094	6,856
Intangible assets, net	13,639	11,507
Goodwill	54,427	54,427
Other non-current assets	2,997	2,949
Total assets	655,549	558,436
Accounts payable	81,211	84,134
Contract liabilities	363,180	299,010
Amounts due to related parties**	2,217,392	2,207,995
Operating lease liabilities-current	7,775	3,930
Accrued expenses and other current liabilities	58,859	60,321
Total current liabilities	2,728,417	2,655,390
Operating lease liabilities-non current	1,942	2,707
Deferred income tax liabilities	857	466
Total liabilities	2,731,216	2,658,563

*	Accounts receivable-related parties, net includes accounts receivable, net due from the Company and its subsidiaries, which are eliminated upon consolidation, and accounts receivable, net due from one of the Company’s shareholders and other related parties of RMB704 and RMB389 as of December 31, 2023, and 2024.

**	Amounts due to related parties include amounts due to the Company and its subsidiaries, which are eliminated upon consolidation, and amounts due to one of the Company’s shareholders and other related parties of RMB205 and RMB 154 as of December 31, 2023 and 2024.

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Revenues	636,320	553,910	563,277
Net loss	(544,042)	(232,856)	(33,078)
Net cash provided by/ (used in) operating activities	(574,227)	(184,395)	46,516
Net cash provided by/ (used in) investing activities	26,940	(6,700)	(3,216)
Net cash provided by/ (used in) financing activities	437,759	218,926	(4,712)
Net increase / (decrease) in cash and restricted cash	(109,528)	27,831	38,588
Cash and restricted cash at the beginning of the year	192,803	83,275	111,106
Cash and restricted cash at the end of the year	83,275	111,106	149,694